Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
ITEM 402(v) PAY VERSUS PERFORMANCE DISCLOSURE
ITEM 402(v) PAY VERSUS PERFORMANCE DISCLOSURE
The following table sets forth the compensation for our Chief Executive Officer (Balchem's principal executive officer or “PEO”) and the average compensation for our other named executive officers, both as reported in the Summary Compensation Table and with certain adjustments to reflect the “compensation actually paid” (“CAP”) to such individuals, as defined under SEC rules, for each of 2025, 2024, 2023, 2022, and 2021. The table also provides information on our cumulative total shareholder return (“TSR”), the cumulative TSR of our peer group, Net Income (which we refer to as “Net Earnings” in the Consolidated Statements of Earnings in our Form 10-K) and Adjusted EBITDA over such years in accordance with SEC rules.

Year	Summary Compensation Table Total for PEO(1) $	Compensation Actually Paid to PEO(2)(2a) $	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(3) $	Average Compensation Actually Paid to Non-PEO Named Executive Officers(2)(2a)(3) $	Value of Initial Fixed $100 investment Based On(4):		Net Income(5) (in millions) $	Adjusted EBITDA(6) (in millions) $
					Total Shareholder Return $	Peer Group Total Shareholder Return $
2025	7,894,874	4,917,309	2,350,045	2,158,056	136.68	105.74	154.85	274.9
2024	6,872,769	10,369,412	1,837,292	2,265,811	144.37	103.15	128.48	250.3
2023	5,889,707	10,939,101	1,298,379	1,667,102	131.07	108.43	108.54	230.9
2022	11,948,265	7,975,827	1,190,453	608,803	107.02	106.92	105.37	215.7
2021	5,761,673	12,201,461	1,260,686	2,362,829	146.90	123.79	96.10	189.8

(1)	The PEO for all five fiscal years is Ted Harris, the Company’s Chairman, President and Chief Executive Officer.
(2)
CAP for the PEO and average CAP for our other NEOs in each of 2025, 2024, 2023, 2022, and 2021 reflect the respective amounts set forth in the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. CAP values reflected in the table above do not reflect the actual amount of compensation earned by or paid to the PEO and our other NEOs during the applicable year. For information regarding the decisions made by our Executive Compensation Committee in regard to the PEO’s and our other NEOs’ compensation for fiscal year 2025, see the section titled “Compensation Discussion and Analysis” of this Proxy Statement. The amounts reflected for fiscal year 2024 have been revised from the amounts previously reported in last year’s Proxy Statement in order to incorporate administrative corrections.

	2025		2024		2023		2022		2021
	Harris, Ted	Average Non-CEO NEOs	Harris, Ted	Average Non-CEO NEOs	Harris, Ted	Average Non-CEO NEOs	Harris, Ted	Average Non-CEO NEOs	Harris, Ted	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$7,894,874	$2,350,045	$6,872,769	$1,837,292	$5,889,707	$1,298,379	$11,948,265	$1,190,453	$5,761,673	$1,260,686
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(4,201,271)	$(1,125,224)	$(3,819,530)	$(818,149)	$(3,469,079)	$(549,611)	$(9,614,000)	$(520,728)	$(2,890,856)	$(513,216)
Year-end fair value of unvested awards granted in the current year	$3,998,724	$1,070,836	$4,846,555	$1,038,255	$4,208,750	$666,945	$8,784,799	$438,360	$5,056,198	$886,531
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$(2,281,968)	$(117,618)	$2,639,448	$217,391	$3,744,253	$213,440	$(2,243,152)	$(345,097)	$4,165,417	$717,164
Fair values at vest date for awards granted and vested in current year	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

	2025		2024		2023		2022		2021
	Harris, Ted	Average Non-CEO NEOs	Harris, Ted	Average Non-CEO NEOs	Harris, Ted	Average Non-CEO NEOs	Harris, Ted	Average Non-CEO NEOs	Harris, Ted	Average Non-CEO NEOs
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(507,224)	$(23,759)	$(182,798)	$(11,543)	$555,762	$37,239	$(747,011)	$(141,472)	$93,812	$9,036
Forfeitures during current year equal to prior year-end fair value	$—	$—	$—	$—	$—	$—	$(203,699)	$(19,401)	$—	$—
Dividends or dividend equivalents not otherwise included in total compensation	$14,173	$3,777	$12,968	$2,565	$9,708	$709	$50,625	$6,688	$15,217	$2,628
Total Adjustments for Equity Awards	$(2,977,565)	$(191,988)	$3,496,643	$428,519	$5,049,394	$368,723	$(3,972,438)	$(581,650)	$6,439,788	$1,102,143
Compensation Actually Paid (as calculated)	$4,917,309	$2,158,056	$10,369,412	$2,265,811	$10,939,101	$1,667,102	$7,975,827	$608,803	$12,201,461	$2,362,829

(2a)	The following summarizes the valuation assumptions used for stock option awards included as part of Compensation Actually Paid:
-	Expected life of each stock option is based on the “simplified method” using an average of the remaining vest and remaining term, as of the vest/FYE date.
-	Strike price is based on each grant date closing price and asset price is based on each vest/FYE closing price.
-	Risk free rate is based on the Treasury Constant Maturity rate closest to the remaining expected life as of the vest/FYE date.
-	Historical volatility is based on daily price history for each expected life (years) prior to each vest/FYE date. Closing prices provided by S&P Capital IQ are adjusted for dividends and splits.
-	Represents annual dividend yield on each vest/FYE date.
(3)	Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:
2025: Martin Bengtsson, Brent Tignor, Hatsuki Miyata, Frederic Boned
2024: Martin Bengtsson, Martin Reid, Hatsuki Miyata, Frederic Boned
2023: Martin Bengtsson, Martin Reid, Hatsuki Miyata, Frederic Boned
2022: Martin Bengtsson, Jim Hyde, Martin Reid, Jonathan Griffin, Hatsuki Miyata
2021: Martin Bengtsson, Jim Hyde, Mark Stach, William Backus, Martin Reid
(4)
TSR is cumulative (assuming $100 was invested on December 31, 2020) for the measurement periods beginning on December 31, 2020 and ending on December 31 of each of 2025, 2024, 2023, 2022 and 2021, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The peer group for purposes of this table is the Dow Jones U.S. Specialty Chemicals Index. Historic stock price performance is not necessarily indicative of future stock performance.

(5)
Reflects “Net Earnings” in the Company’s Consolidated Statements of Earnings included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2025, 2024, 2023, 2022, and 2021.

(6)
Adjusted EBITDA is the financial measure from the tabular list of Company Performance Metrics below which, in the Company’s assessment, represents the most important financial measure used by the Company to link compensation and performance in 2025. Adjusted EBITDA as used in this Proxy Statement is a non-GAAP financial measure calculated by adding interest, taxes, depreciation, amortization, and other expenses to earnings.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)	The PEO for all five fiscal years is Ted Harris, the Company’s Chairman, President and Chief Executive Officer.
(3)	Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:
2025: Martin Bengtsson, Brent Tignor, Hatsuki Miyata, Frederic Boned
2024: Martin Bengtsson, Martin Reid, Hatsuki Miyata, Frederic Boned
2023: Martin Bengtsson, Martin Reid, Hatsuki Miyata, Frederic Boned
2022: Martin Bengtsson, Jim Hyde, Martin Reid, Jonathan Griffin, Hatsuki Miyata
2021: Martin Bengtsson, Jim Hyde, Mark Stach, William Backus, Martin Reid

Peer Group Issuers, Footnote
(4)
TSR is cumulative (assuming $100 was invested on December 31, 2020) for the measurement periods beginning on December 31, 2020 and ending on December 31 of each of 2025, 2024, 2023, 2022 and 2021, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The peer group for purposes of this table is the Dow Jones U.S. Specialty Chemicals Index. Historic stock price performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 7,894,874	$ 6,872,769	$ 5,889,707	$ 11,948,265	$ 5,761,673
PEO Actually Paid Compensation Amount	$ 4,917,309	10,369,412	10,939,101	7,975,827	12,201,461
Adjustment To PEO Compensation, Footnote
(2)
CAP for the PEO and average CAP for our other NEOs in each of 2025, 2024, 2023, 2022, and 2021 reflect the respective amounts set forth in the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. CAP values reflected in the table above do not reflect the actual amount of compensation earned by or paid to the PEO and our other NEOs during the applicable year. For information regarding the decisions made by our Executive Compensation Committee in regard to the PEO’s and our other NEOs’ compensation for fiscal year 2025, see the section titled “Compensation Discussion and Analysis” of this Proxy Statement. The amounts reflected for fiscal year 2024 have been revised from the amounts previously reported in last year’s Proxy Statement in order to incorporate administrative corrections.

	2025		2024		2023		2022		2021
	Harris, Ted	Average Non-CEO NEOs	Harris, Ted	Average Non-CEO NEOs	Harris, Ted	Average Non-CEO NEOs	Harris, Ted	Average Non-CEO NEOs	Harris, Ted	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$7,894,874	$2,350,045	$6,872,769	$1,837,292	$5,889,707	$1,298,379	$11,948,265	$1,190,453	$5,761,673	$1,260,686
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(4,201,271)	$(1,125,224)	$(3,819,530)	$(818,149)	$(3,469,079)	$(549,611)	$(9,614,000)	$(520,728)	$(2,890,856)	$(513,216)
Year-end fair value of unvested awards granted in the current year	$3,998,724	$1,070,836	$4,846,555	$1,038,255	$4,208,750	$666,945	$8,784,799	$438,360	$5,056,198	$886,531
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$(2,281,968)	$(117,618)	$2,639,448	$217,391	$3,744,253	$213,440	$(2,243,152)	$(345,097)	$4,165,417	$717,164
Fair values at vest date for awards granted and vested in current year	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

	2025		2024		2023		2022		2021
	Harris, Ted	Average Non-CEO NEOs	Harris, Ted	Average Non-CEO NEOs	Harris, Ted	Average Non-CEO NEOs	Harris, Ted	Average Non-CEO NEOs	Harris, Ted	Average Non-CEO NEOs
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(507,224)	$(23,759)	$(182,798)	$(11,543)	$555,762	$37,239	$(747,011)	$(141,472)	$93,812	$9,036
Forfeitures during current year equal to prior year-end fair value	$—	$—	$—	$—	$—	$—	$(203,699)	$(19,401)	$—	$—
Dividends or dividend equivalents not otherwise included in total compensation	$14,173	$3,777	$12,968	$2,565	$9,708	$709	$50,625	$6,688	$15,217	$2,628
Total Adjustments for Equity Awards	$(2,977,565)	$(191,988)	$3,496,643	$428,519	$5,049,394	$368,723	$(3,972,438)	$(581,650)	$6,439,788	$1,102,143
Compensation Actually Paid (as calculated)	$4,917,309	$2,158,056	$10,369,412	$2,265,811	$10,939,101	$1,667,102	$7,975,827	$608,803	$12,201,461	$2,362,829

Non-PEO NEO Average Total Compensation Amount	$ 2,350,045	1,837,292	1,298,379	1,190,453	1,260,686
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,158,056	2,265,811	1,667,102	608,803	2,362,829
Adjustment to Non-PEO NEO Compensation Footnote
(2)
CAP for the PEO and average CAP for our other NEOs in each of 2025, 2024, 2023, 2022, and 2021 reflect the respective amounts set forth in the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. CAP values reflected in the table above do not reflect the actual amount of compensation earned by or paid to the PEO and our other NEOs during the applicable year. For information regarding the decisions made by our Executive Compensation Committee in regard to the PEO’s and our other NEOs’ compensation for fiscal year 2025, see the section titled “Compensation Discussion and Analysis” of this Proxy Statement. The amounts reflected for fiscal year 2024 have been revised from the amounts previously reported in last year’s Proxy Statement in order to incorporate administrative corrections.

	2025		2024		2023		2022		2021
	Harris, Ted	Average Non-CEO NEOs	Harris, Ted	Average Non-CEO NEOs	Harris, Ted	Average Non-CEO NEOs	Harris, Ted	Average Non-CEO NEOs	Harris, Ted	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$7,894,874	$2,350,045	$6,872,769	$1,837,292	$5,889,707	$1,298,379	$11,948,265	$1,190,453	$5,761,673	$1,260,686
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(4,201,271)	$(1,125,224)	$(3,819,530)	$(818,149)	$(3,469,079)	$(549,611)	$(9,614,000)	$(520,728)	$(2,890,856)	$(513,216)
Year-end fair value of unvested awards granted in the current year	$3,998,724	$1,070,836	$4,846,555	$1,038,255	$4,208,750	$666,945	$8,784,799	$438,360	$5,056,198	$886,531
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$(2,281,968)	$(117,618)	$2,639,448	$217,391	$3,744,253	$213,440	$(2,243,152)	$(345,097)	$4,165,417	$717,164
Fair values at vest date for awards granted and vested in current year	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

	2025		2024		2023		2022		2021
	Harris, Ted	Average Non-CEO NEOs	Harris, Ted	Average Non-CEO NEOs	Harris, Ted	Average Non-CEO NEOs	Harris, Ted	Average Non-CEO NEOs	Harris, Ted	Average Non-CEO NEOs
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(507,224)	$(23,759)	$(182,798)	$(11,543)	$555,762	$37,239	$(747,011)	$(141,472)	$93,812	$9,036
Forfeitures during current year equal to prior year-end fair value	$—	$—	$—	$—	$—	$—	$(203,699)	$(19,401)	$—	$—
Dividends or dividend equivalents not otherwise included in total compensation	$14,173	$3,777	$12,968	$2,565	$9,708	$709	$50,625	$6,688	$15,217	$2,628
Total Adjustments for Equity Awards	$(2,977,565)	$(191,988)	$3,496,643	$428,519	$5,049,394	$368,723	$(3,972,438)	$(581,650)	$6,439,788	$1,102,143
Compensation Actually Paid (as calculated)	$4,917,309	$2,158,056	$10,369,412	$2,265,811	$10,939,101	$1,667,102	$7,975,827	$608,803	$12,201,461	$2,362,829

Equity Valuation Assumption Difference, Footnote
(2a)	The following summarizes the valuation assumptions used for stock option awards included as part of Compensation Actually Paid:
-	Expected life of each stock option is based on the “simplified method” using an average of the remaining vest and remaining term, as of the vest/FYE date.
-	Strike price is based on each grant date closing price and asset price is based on each vest/FYE closing price.
-	Risk free rate is based on the Treasury Constant Maturity rate closest to the remaining expected life as of the vest/FYE date.
-	Historical volatility is based on daily price history for each expected life (years) prior to each vest/FYE date. Closing prices provided by S&P Capital IQ are adjusted for dividends and splits.
-	Represents annual dividend yield on each vest/FYE date.

Compensation Actually Paid vs. Total Shareholder Return
CAP vs TSR
The following graph compares compensation actually paid to our PEOs and the average compensation actually paid to our other NEOs to (i) our cumulative TSR, and (ii) Dow Jones U.S. Specialty Chemicals Index TSR, for the fiscal years ended December 31, 2021, 2022, 2023, 2024 and 2025.

Compensation Actually Paid vs. Net Income
CAP vs GAAP Net Earnings
The following graph compares (i) compensation actually paid to our PEOs and the average compensation actually paid to our other NEOs to (ii) our net earnings, for the fiscal years ended December 31, 2021, 2022, 2023, 2024 and 2025.

Compensation Actually Paid vs. Company Selected Measure
CAP vs Company Selected Measure
The following graph compares (i) compensation actually paid to our PEOs and the average compensation actually paid to our other NEOs to (ii) annual adjusted EBITDA, for the fiscal years ended December 31, 2021, 2022, 2023, 2024 and 2025.

Total Shareholder Return Vs Peer Group
CAP vs TSR
The following graph compares compensation actually paid to our PEOs and the average compensation actually paid to our other NEOs to (i) our cumulative TSR, and (ii) Dow Jones U.S. Specialty Chemicals Index TSR, for the fiscal years ended December 31, 2021, 2022, 2023, 2024 and 2025.

Tabular List, Table
Most Important Financial Performance Measures
The unranked list below represents the Company’s most important measures used to link compensation to performance:

Company Performance Metrics(1)
Adjusted EBITDA
EBITDA
Free Cash Flow
Total Shareholder Return

(1)
For further information regarding these company performance metrics and their function in the Company’s executive compensation program, please see the “Compensation Discussion and Analysis” section of this Proxy Statement.

Total Shareholder Return Amount	$ 136.68	144.37	131.07	107.02	146.9
Peer Group Total Shareholder Return Amount	105.74	103.15	108.43	106.92	123.79
Net Income (Loss)	$ 154,850,000	$ 128,480,000	$ 108,540,000	$ 105,370,000	$ 96,100,000
Company Selected Measure Amount	274,900,000	250,300,000	230,900,000	215,700,000	189,800,000
PEO Name	Ted Harris	Ted Harris	Ted Harris	Ted Harris	Ted Harris
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(6)
Adjusted EBITDA is the financial measure from the tabular list of Company Performance Metrics below which, in the Company’s assessment, represents the most important financial measure used by the Company to link compensation and performance in 2025. Adjusted EBITDA as used in this Proxy Statement is a non-GAAP financial measure calculated by adding interest, taxes, depreciation, amortization, and other expenses to earnings.

Measure:: 2
Pay vs Performance Disclosure
Name	EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name	Total Shareholder Return
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,977,565)	$ 3,496,643	$ 5,049,394	$ (3,972,438)	$ 6,439,788
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,201,271)	(3,819,530)	(3,469,079)	(9,614,000)	(2,890,856)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,998,724	4,846,555	4,208,750	8,784,799	5,056,198
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,281,968)	2,639,448	3,744,253	(2,243,152)	4,165,417
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(507,224)	(182,798)	555,762	(747,011)	93,812
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(203,699)	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,173	12,968	9,708	50,625	15,217
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(191,988)	428,519	368,723	(581,650)	1,102,143
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,125,224)	(818,149)	(549,611)	(520,728)	(513,216)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,070,836	1,038,255	666,945	438,360	886,531
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(117,618)	217,391	213,440	(345,097)	717,164
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(23,759)	(11,543)	37,239	(141,472)	9,036
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(19,401)	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 3,777	$ 2,565	$ 709	$ 6,688	$ 2,628